Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Nov. 14, 2017
Shares granted	12,000
Granted and vested					4,000
Unrecognized compensation cost	$ 0	$ 314	$ 2,299	$ 314
Compensation cost allocated in "General and administrative expenses"	$ 314	$ 1,506	$ 3,676
Employees | 2012 Equity Incentive Plan
Shares granted				20
Employees | 2012 Equity Incentive Plan | Before the 1-for-9,200 reverse stock split
Shares granted				186,702